Risk management - Spain Home Purchase Loans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Financial assets	€ 184,596	€ 191,124	€ 199,351
SPAIN | Gross carrying amount
Credit risk
Financial assets	€ 204,810	€ 215,764	€ 227,446
Home purchase loans | SPAIN
Credit risk
Debt-to-income ratio (as a percent)	26.00%	28.00%
Home purchase loans | SPAIN | Gross carrying amount
Credit risk
Financial assets	€ 62,236	€ 63,290
Home purchase loans | SPAIN | Less Than 80% | Maximum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Home purchase loans | SPAIN | Nonperforming | Gross carrying amount
Credit risk
Financial assets	€ 2,649	2,493
Home purchase loans | SPAIN | Without collateral | Gross carrying amount
Credit risk
Financial assets	306	545
Home purchase loans | SPAIN | Without collateral | Nonperforming | Gross carrying amount
Credit risk
Financial assets	€ 14	€ 54
Home purchase loans | SPAIN | With property collateral
Credit risk
Percentage secured by mortgage	99.51%	9914000000.00%
Home purchase loans | SPAIN | With property collateral | Gross carrying amount
Credit risk
Financial assets	€ 61,930	€ 62,745
Home purchase loans | SPAIN | With property collateral | Less than or equal to 40% | Gross carrying amount
Credit risk
Financial assets	16,211
Home purchase loans | SPAIN | With property collateral | More than 40% and less than or equal to 60% | Gross carrying amount
Credit risk
Financial assets	18,652
Home purchase loans | SPAIN | With property collateral | More than 60% and less than or equal to 80% | Gross carrying amount
Credit risk
Financial assets	17,947
Home purchase loans | SPAIN | With property collateral | More than 80% and less than or equal to 100% | Gross carrying amount
Credit risk
Financial assets	5,398
Home purchase loans | SPAIN | With property collateral | More than 100% | Gross carrying amount
Credit risk
Financial assets	3,722
Home purchase loans | SPAIN | With property collateral | Nonperforming | Gross carrying amount
Credit risk
Financial assets	2,635	€ 2,439
Home purchase loans | SPAIN | With property collateral | Nonperforming | Less than or equal to 40% | Gross carrying amount
Credit risk
Financial assets	228
Home purchase loans | SPAIN | With property collateral | Nonperforming | More than 40% and less than or equal to 60% | Gross carrying amount
Credit risk
Financial assets	297
Home purchase loans | SPAIN | With property collateral | Nonperforming | More than 60% and less than or equal to 80% | Gross carrying amount
Credit risk
Financial assets	422
Home purchase loans | SPAIN | With property collateral | Nonperforming | More than 80% and less than or equal to 100% | Gross carrying amount
Credit risk
Financial assets	435
Home purchase loans | SPAIN | With property collateral | Nonperforming | More than 100% | Gross carrying amount
Credit risk
Financial assets	€ 1,253
Santander Bank, National Association | Retail and commercial banking | United States | Home purchase loans | SPAIN
Credit risk
Percentage of portfolio with LTV less than 80%	85.00%